Supplemental Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement Of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenue before the provision for doubtful accounts																	$ 5,804,451	$ 5,092,166	$ 4,536,106
Provision for doubtful accounts																	(716,856)	(624,753)	(553,639)
Net revenue	1,388,647	[1],[2]	1,219,622	[1],[3]	1,224,566	[1],[4]	1,254,760	[1]	1,182,603	[1],[5]	1,093,620	[1]	1,082,195	[1]	1,108,995	[1]	5,087,595	4,467,413	3,982,467
Salaries and benefits																	2,302,844	2,016,967	1,779,440
Supplies																	776,598	703,426	637,663
Rent expense																	154,279	122,983	100,990
Other operating expenses																	1,067,980	892,465	788,051
Medicare and Medicaid HCIT incentive payments																	(39,982)
Depreciation and amortization																	267,900	241,873	234,883
Interest expense																	222,747	211,673	217,938
Gain on early extinguishment of debt, net																			(16,202)
Write-offs of deferred debt issuance costs and related other	24,600																24,595		444
Other																	(1,771)	(8,797)	(4,980)
Total expenses and other, net																	4,775,190	4,180,590	3,738,227
Income from continuing operations before income taxes																	312,405	286,823	244,240
Income tax (expense) benefit																	(106,071)	(101,049)	(82,937)
Income from continuing operations	37,748	[1],[2]	49,704	[1],[3]	56,916	[1],[4]	61,966	[1]	46,212	[1],[5]	40,006	[1]	46,068	[1]	53,488	[1]	206,334	185,774	161,303
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes	(1,227)	[1],[2]	255	[1],[3]	(1,583)	[1],[4]	146	[1]	(12,976)	[1],[5]	(126)	[1]	(355)	[1]	(69)	[1]	(2,409)	(13,526)	2,638
Consolidated net income	36,521	[1],[2]	49,959	[1],[3]	55,333	[1],[4]	62,112	[1]	33,236	[1],[5]	39,880	[1]	45,713	[1]	53,419	[1]	203,925	172,248	163,941
Net income attributable to noncontrolling interests																	(25,215)	(22,179)	(25,759)
Net income attributable to Health Management Associates, Inc.	30,847	[1],[2]	43,728	[1],[3]	48,611	[1],[4]	55,524	[1]	28,179	[1],[5]	35,293	[1]	39,657	[1]	46,940	[1]	178,710	150,069	138,182
Parent Issuer [Member]
Equity in the earnings of consolidated subsidiaries																	(324,430)	(276,587)	(259,936)
Depreciation and amortization																	7,690	4,642	2,929
Interest expense																	210,375	204,723	211,065
Gain on early extinguishment of debt, net																			(16,202)
Write-offs of deferred debt issuance costs and related other																	14,015		444
Other																	(1,035)	(4,709)	(1,985)
Total expenses and other, net																	(93,385)	(71,931)	(63,685)
Income from continuing operations before income taxes																	93,385	71,931	63,685
Income tax (expense) benefit																	85,325	78,138	74,497
Income from continuing operations																	178,710	150,069	138,182
Consolidated net income																	178,710	150,069	138,182
Net income attributable to Health Management Associates, Inc.																	178,710	150,069	138,182
Guarantor Subsidiaries [Member]
Net revenue before the provision for doubtful accounts																	3,245,267	2,909,665	2,549,281
Provision for doubtful accounts																	(395,943)	(344,424)	(305,122)
Net revenue																	2,849,324	2,565,241	2,244,159
Salaries and benefits																	1,126,388	1,025,341	923,374
Supplies																	482,716	447,936	383,331
Rent expense																	76,644	61,463	49,298
Other operating expenses																	565,573	495,032	430,211
Medicare and Medicaid HCIT incentive payments																	(24,826)
Depreciation and amortization																	157,494	145,687	142,718
Interest expense																	4,032	3,952	4,598
Other																	1,204	(89)	(2,103)
Total expenses and other, net																	2,389,225	2,179,322	1,931,427
Income from continuing operations before income taxes																	460,099	385,919	312,732
Income tax (expense) benefit																	(169,770)	(147,191)	(117,357)
Income from continuing operations																	290,329	238,728	195,375
Consolidated net income																	290,329	238,728	195,375
Net income attributable to noncontrolling interests																	(424)	(421)	(3,578)
Net income attributable to Health Management Associates, Inc.																	289,905	238,307	191,797
Non-Guarantor Subsidiaries [Member]
Net revenue before the provision for doubtful accounts																	2,559,184	2,182,501	1,986,825
Provision for doubtful accounts																	(320,913)	(280,329)	(248,517)
Net revenue																	2,238,271	1,902,172	1,738,308
Salaries and benefits																	1,176,456	991,626	856,066
Supplies																	293,882	255,490	254,332
Rent expense																	77,635	61,520	51,692
Other operating expenses																	502,407	397,433	357,840
Medicare and Medicaid HCIT incentive payments																	(15,156)
Depreciation and amortization																	102,716	91,544	89,236
Interest expense																	8,340	2,998	2,275
Write-offs of deferred debt issuance costs and related other																	10,580
Other																	(1,940)	(3,999)	(892)
Total expenses and other, net																	2,154,920	1,796,612	1,610,549
Income from continuing operations before income taxes																	83,351	105,560	127,759
Income tax (expense) benefit																	(21,626)	(31,996)	(40,077)
Income from continuing operations																	61,725	73,564	87,682
Income (loss) from discontinued operations, including gains/losses on disposals, net of income taxes																	(2,409)	(13,526)	2,638
Consolidated net income																	59,316	60,038	90,320
Net income attributable to noncontrolling interests																	(24,791)	(21,758)	(22,181)
Net income attributable to Health Management Associates, Inc.																	34,525	38,280	68,139
Eliminations [Member]
Equity in the earnings of consolidated subsidiaries																	324,430	276,587	259,936
Total expenses and other, net																	324,430	276,587	259,936
Income from continuing operations before income taxes																	(324,430)	(276,587)	(259,936)
Income from continuing operations																	(324,430)	(276,587)	(259,936)
Consolidated net income																	(324,430)	(276,587)	(259,936)
Net income attributable to Health Management Associates, Inc.																	$ (324,430)	$ (276,587)	$ (259,936)

[1]	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
[2]	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
[3]	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
[4]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
[5]	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.